FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 3,444,239	$ 6,252,270
Derivative financial instruments	3,680,218	6,710,364
Carrying Amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,444,239	6,252,270
Derivative financial instruments	3,680,218	6,710,364
Carrying Amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,908,642	4,384,921
Derivative financial instruments	1,906,488	4,536,834
Total derivative financial assets (liabilities)	2,154	(151,913)
Carrying Amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,907,739	4,381,906
Derivative financial instruments	1,897,735	4,526,353
Carrying Amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	903	3,015
Derivative financial instruments	8,753	10,481
Carrying Amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,431,497	1,656,761
Derivative financial instruments	1,677,612	1,940,943
Total derivative financial assets (liabilities)	(246,115)	(284,182)
Carrying Amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,176,991	1,304,337
Derivative financial instruments	1,340,846	1,491,086
Carrying Amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	254,506	352,424
Derivative financial instruments	336,766	449,857
Carrying Amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	104,100	210,588
Derivative financial instruments	96,118	232,587
Total derivative financial assets (liabilities)	7,982	(21,999)
Carrying Amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	104,100	210,588
Derivative financial instruments	$ 96,118	$ 232,587